REVENUE - Assets and liabilities arising from contracts with customers (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total assets arising from contracts with customers	$ 49	$ 36
Total liabilities arising from contracts with customers	72	66
Deferred revenue
Disclosure of operating segments [line items]
Total liabilities arising from contracts with customers	35	30
Advances received from customers
Disclosure of operating segments [line items]
Total liabilities arising from contracts with customers	37	36
Customer acquisition costs
Disclosure of operating segments [line items]
Total assets arising from contracts with customers	32	30
Connection costs
Disclosure of operating segments [line items]
Total assets arising from contracts with customers	14	2
Start packages and scratch-cards
Disclosure of operating segments [line items]
Total assets arising from contracts with customers	1	1
Fixed line connections
Disclosure of operating segments [line items]
Total assets arising from contracts with customers	1	1
Other assets
Disclosure of operating segments [line items]
Total assets arising from contracts with customers	$ 1	$ 2